Convertible Instruments and Accrued Interest (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Convertible Instruments and Accrued Interest
Schedule of information on dividends of convertible preferred stock

	August 31, 2025			May 31, 2025
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	6	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	12,670	10,565
Undeclared dividends	$25	$—	$—	$24	$—	$—
Accrued dividends	$—	$3,929	$4,713	$—	$3,769	$4,500
Total shares of common stock if dividends converted	50	7,858	9,426	48	7,538	9,000

	May 31, 2025			May 31, 2024
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	6	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	12,670	10,565
Undeclared dividends	$24	$—	$—	$19	$—	$—
Accrued dividends	$—	$3,769	$4,500	$—	$3,135	$3,656
Total shares of common stock if dividends converted	48	7,538	9,000	38	6,270	7,312

Schedule of outstanding balances of convertible notes and accrued interest

	August 31, 2025			May 31, 2025
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$2,831	$24,369	$27,200	$2,831	$24,369	$27,200
Accrued interest on convertible notes	5,504	11,073	16,577	5,378	12,773	18,151
Outstanding convertible notes payable, net and accrued interest	$8,335	$35,442	$43,777	$8,209	$37,142	$45,351

	May 31, 2025			May 31, 2024
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$2,831	$24,369	$27,200	$2,831	$27,369	$30,200
Less: Unamortized debt discount and issuance costs	—	—	—	(45)	(362)	(407)
Convertible notes payable, net	2,831	24,369	27,200	2,786	27,007	29,793
Accrued interest on convertible notes	5,378	12,773	18,151	4,634	10,593	15,227
Outstanding convertible notes payable, net and accrued interest	$8,209	$37,142	$45,351	$7,420	$37,600	$45,020

Schedule of changes to outstanding balance of convertible notes, including accrued interest

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2025	$8,209	$37,142	$45,351
Interest expense	126	550	676
Fair market value of shares exchanged for repayment	—	(2,250)	(2,250)
Outstanding balance at August 31, 2025	$8,335	$35,442	$43,777

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2024	$7,420	$37,600	$45,020
Amortization of issuance discount and costs	45	362	407
Interest expense	744	3,680	4,424
Fair market value of shares and warrants exchanged for repayment	—	(4,273)	(4,273)
Difference between market value of common shares and reduction of principal	—	(227)	(227)
Outstanding balance at May 31, 2025	$8,209	$37,142	$45,351

Summary of key terms of the outstanding convertible notes

	August 31, 2025
	April 2, 2021 Note	April 23, 2021 Note
Interest rate per annum	6%	6%
Conversion price per share upon five trading days' notice	$10.00	$10.00
Party that controls the conversion rights	Investor	Investor
Maturity date	April 5, 2026	April 23, 2026
Security interest	All Company assets excluding intellectual property